SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Beginning Balance	$ 904,643
Additions for tax positions related to the current year	17,334
Additions for tax positions of prior years		904,643
Reductions of tax positions of prior years
Settlement
Ending Balance	$ 921,977	$ 904,643